AOMT II, LLC ABS-15G

Exhibit 99.7

Client Name:	XXX
Client Project Name:	XXX
Start - End Dates:	XXX
Deal Loan Count:	XXX

Loan Level Tape Compare Upload
Loans in Report	XXX

Loan Number	Borrower Last Name	Field	Tape Data	Reviewer Data
2024100438	XXX	Note Rate	XXX	XXX
2024100438	XXX	Original LTV	XXX	XXX
2024100438	XXX	Property Zip	XXX	XXX
2024100439	XXX	Original LTV	XXX	XXX
2024100439	XXX	Property Zip	XXX	XXX
2024100636	XXX	Original P&I	XXX	XXX
2024100636	XXX	Property Type	XXX	XXX

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